Concentrations	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Concentrations [Abstract]
CONCENTRATIONS

Note 13. CONCENTRATIONS

Major Customers

For the three months ended December 31, 2017, three customers accounted for 60%, 16% and 11% of the Company’s revenues, respectively. As of December 31, 2017, one of these three customers accounted for 100% of the Company’s accounts due from related parties and the remaining two customers accounted for approximately 74% of the Company’s accounts receivable.

For the three months ended December 31, 2016, four customers accounted for 39%, 29%, 11% and 10% of the Company’s revenues, respectively. At December 31, 2016, one of these four customers accounted for 100% of the Company’s accounts due from related parties and the remaining three customers accounted for approximately 86% of the Company’s accounts receivable.

For the six months ended December 31, 2017, three customers accounted for 54%, 16% and 11% of the Company’s revenues, respectively. As of December 31, 2017, one of these three customers accounted for 100% of the Company’s accounts due from related parties and the remaining two customers accounted for approximately 74% of the Company’s accounts receivable.

For the six months ended December 31, 2016, three customers accounted for 36%, 36% and 12% of the Company’s revenues, respectively. At December 31, 2016, one of these three customers accounted for 100% of the Company’s accounts due from related parties and the remaining two customers accounted for approximately 79% of the Company’s accounts receivable.

Major Suppliers

For the three months ended December 31, 2017, two suppliers accounted for 82% and 15% of the total costs of revenue, respectively. For the three months ended December 31, 2016, one supplier accounted for 47% of the total costs of revenue.

For the six months ended December 31, 2017, one supplier accounted for 71% of the total costs of revenue. For the six months ended December 31, 2016, two suppliers accounted for 28% and 10% of the total costs of revenue, respectively.

Note 14. CONCENTRATIONS

Major Customers

For the year ended June 30, 2017, three customers accounted for 26%, 24% and 19% of the Company’s revenues. At June 30, 2017, one of these three customers accounted for 100% of the Company’s accounts due from related parties (See Note 16) and the remaining two customers accounted for approximately 63% of the Company’s accounts receivable.

For the year ended June 30, 2016, two customers accounted for 31% and 27% of the Company’s revenues. At June 30, 2016, these two customers accounted for 100% and approximately 70% of the Company’s due from related parties and accounts receivable.

Major Suppliers

For the year ended June 30, 2017, two suppliers accounted for 42% and 11% of the total costs of revenue. For the year ended June 30, 2016, three suppliers accounted for 27%, 15% and 10% of the total cost of revenues.